LAND USE RIGHTS	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS
LAND USE RIGHTS

6.  LAND USE RIGHTS

The Company’s land use rights are related to the payment to acquire three land use rights, the first one is at total cost of approximately RMB68 million for approximately 17,000 square meters of land in Shanghai, on which the Group has built an information and technology center. The second one was acquired at RMB49 million for approximately 19,500 square meters of land in Nantong, which was put into use in May 2010. The third one was RMB10 million for approximately 9,000 square meters of land in Chengdu, on which the Group has built an information and technology center of West China. According to land use right policy in the PRC, the Company has a 50-year use right over the land in Shanghai, a 40-year use right over the land in Nantong, and a 50-year use right over the land in Chengdu, which are used as the basis for amortization, respectively. Amortization expense for the years ended December 31, 2014, 2015 and 2016 was approximately RMB3 million, RMB2 million and RMB3 million, respectively. As of December 31, 2015 and 2016, the net book value was RMB102,328,181 and RMB99,544,772 respectively.